Vessels Held for Sale	12 Months Ended
Dec. 31, 2014
Vessels Held for Sale [Abstract]
Vessels Held for Sale
7.	Vessels Held for Sale:

The Vessels Held for Sale amounts in the accompanying consolidated balance sheets are analyzed as follows:

	December 31, 2014	December 31, 2013
Cost:
Beginning balance	109,178	55,647
- Transfers from vessels	-	101,222
- Transfers from deferred charges	-	956
- Remeasurement	-	8,000
- Disposals	(109,178)	(56,647)
Ending balance	-	109,178

Accumulated depreciation:
Beginning balance	(49,037)	(15,897)
- Additions	-	(49,037)
- Disposals	49,037	15,897
Ending balance	-	(49,037)

Net book value	-	60,141

Vessel Disposals:
During the year ended December 31, 2013, eight vessels were disposed. Seven vessels financed by the DVB and UOB loan facilities were disposed as a result of the sale of their vessel owning companies (Note 1a). The eighth vessel, African Oryx, was sold on April 10, 2013. During the year ended December 31, 2014, the Company sold its four remaining vessels which were financed by Piraeus Bank (Note 1b).

Net Impairment Loss:
During the year ended December 31, 2013, the Company recorded an impairment loss of $867 for the vessel African Oryx that was sold on April 10, 2013 and $10,697 for the vessels Davakis G. and Delos Ranger, which were measured at their fair values, upon classification of the vessels financed by the Piraeus Bank loan facilities to current assets as of June 30, 2013, as per the Company's restructuring plan (Note 1b). This was partially offset with the impairment re measurement of $1,000 relating to the UOB vessels, as discussed above, and the impairment re measurement $7,000 of Davakis G. and Delos Ranger as of December 31, 2013. The impairment loss was measured as the amount by which the carrying amount of the vessel exceeded its fair value less cost to sell, which was determined using the valuation derived from market data available at December 31, 2013.

During the year ended December 31, 2012, the Company recorded an impairment loss of $54,611 for all of its vessels disposed except for the vessel African Zebra and the vessel BET Scouter. The impairment loss was measured as the amount by which the carrying amount of the vessels exceeded their fair value. Fair value was determined using the agreed sale price adjusted for selling costs. In addition, an impairment loss of $67,275 and $24,078 was recognized upon classification of the vessels financed by the DVB and UOB loan facilities (Note 1(a)) as held for sale and as a result of the Company's impairment test exercise at December 31, 2012 for the remainder of its fleet, respectively. The impairment loss was measured as the amount by which the carrying amount of the vessels exceeded their fair value, which was determined using the valuation derived from market data available at December 31, 2012. In the context of the Company's impairment test exercise, an additional amount of $1,179 of unamortized deferred dry-docking costs associated with the impaired vessels was written off in 2012.